Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Administrative expenses	￦	123,092	179,714	175,167
Cost of sales		345,457	356,560	343,242

	￦	468,549	536,274	518,409